Development Properties (Tables)	12 Months Ended
Dec. 31, 2025
Development properties [Abstract]
Schedule of Development Properties
	December 31, 2025		December 31, 2024
Development properties	US$	86,921,711	US$	61,544,287

	December 31, 2025		December 31, 2024
Hotel101-Madrid	US$	35,887,083	US$	29,464,537
Hotel101-Niseko		35,864,426		17,008,312
Hotel101-Los Angeles		15,170,202		15,071,438
	US$	86,921,711	US$	61,544,287

	December 31, 2025		December 31, 2024
Land and land development	US$	32,737,234	US$	44,520,523
Construction in progress		54,184,477		17,023,764
	US$	86,921,711	US$	61,544,287